Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2023	2024
ASSETS
Cash and cash equivalents	$1,889	$2,442
Prepaid expenses and other current assets, net	2,493,301	49,049
Amount due from intercompany-current	17,656,465	32,055,968
TOTAL ASSETS	$20,151,655	$32,107,459

LIABILITIES
Accounts payable	$34,277	$38,412
Convertible loans	-	216,756
Accrued expenses and other current liabilities	347,014	335,563
Investment deficit in subsidiaries	24,469,459	43,544,549
Amount due to intercompany-current	164,593	174,593
TOTAL LIABILITIES	$25,015,343	$44,309,873

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 24,015,592 shares and 31,949,038 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	$1,201	$1,598
Preferred shares (par value of $0.00005 per share; 3,700,000 and 3,700,000 preferred shares authorized as of December 31, 2023 and 2024, respectively; 3,700,000 and 3,700,000 preferred shares issued and outstanding as of December 31, 2023 and 2024, respectively)	185	185
Additional paid-in capital	108,729,047	115,745,140
Statutory reserve	237,486	237,486
Accumulated deficit	(110,833,045)	(125,338,509)
Accumulated other comprehensive loss	(2,998,562)	(2,848,314)
Total shareholders’ deficit	$(4,863,688)	$(12,202,414)

Schedule of Parent Company Statements of Operations and Comprehensive Loss

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years ended December 31,
	2022	2023	2024
Operating expenses:
Selling expenses	$-	$(811,129)	$(146,929)
General and administrative expenses	-	(1,496,239)	(8,231,966)
Research and development expenses	-	-	(2,213)
Other income	-	161,408	100,983
Share of loss in subsidiaries and VIEs	(5,898,535)	(24,315,847)	(6,225,339)
Loss before income tax provision	(5,898,535)	(26,461,807)	(14,505,464)
Provision for income tax	-	-	-
Net loss	$(5,898,535)	$(26,461,807)	$(14,505,464)

Schedule of Parent Company Statements of Cash Flow

PARENT COMPANY STATEMENTS OF CASH FLOW

	Years ended December 31,
	2022	2023	2024
Net cash used in operating activities	$(1)	$(21,749,842)	$(5,476,392)
Net cash used in investing activities	-	(13,000,000)	-
Net cash provided by financing activities	-	34,750,627	5,476,945
Net cash inflow	$(1)	$785	$553